1933 Act/Rule 497(e)

Virtus Alternative Solutions Trust

Virtus Asset Trust

Virtus Equity Trust

Virtus Opportunities Trust

101 Munson Street

Greenfield, Massachusetts 01301

March 31, 2020

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Alternative Solutions Trust – File Nos. 333-191940 and 811-22906

Virtus Asset Trust – File Nos. 333-08045 and 811-07705

Virtus Equity Trust – File Nos. 002-16590 and 811-00945

Virtus Opportunities Trust – File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Alternative Solutions Trust, Virtus Asset Trust, Virtus Equity Trust and Virtus Opportunities Trust (the “Trusts” or “Registrants”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectuses for each Fund in the Trusts (the “Funds”) as filed under Rule 497(e) on March 18, 2020. The purpose of this filing is to submit the 497(e) filing dated March 18, 2020 in XBRL for the Funds.

Please contact Ralph Summa at (860) 503-1166 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer S. Fromm
Jennifer S. Fromm Vice President and Chief Legal Officer Virtus Mutual Funds

cc:	Ralph Summa